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WACHOVIA PRIME CASH
MANAGEMENT FUND

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WACHOVIA TAX-FREE
MONEY MARKET FUND

WACHOVIA U.S. TREASURY
MONEY MARKET FUND

INSTITUTIONAL SHARES

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     Prospectus
January 31, 2000
(Revised May 31, 2000)

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[Graphic Representation Omitted -- See Appendix]

WWW.WACHOVIAFUNDS.COM

PROSPECTUS

Wachovia Prime Cash Management Fund
Wachovia Tax-Free Money Market Fund
Wachovia U.S. Treasury Money Market Fund

Portfolios of The Wachovia Funds

INSTITUTIONAL SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Goals, Strategies, Performance and Risk

What are the Funds' Fees and Expenses?

What are the Funds' Main Investments and
Investment Techniques?

What are the Risks of Investing in the Funds?

What do Shares Cost?

How are the Funds Sold?

How to Purchase Shares

How to Exchange Shares

How to Redeem Shares

Account and Share Information

Who Manages the Funds?

Financial Information

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JANUARY 31, 2000
(REVISED MAY 31, 2000)

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Fund Goals, Strategies, Performance and Risk

Each Fund offered in this prospectus is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.

WACHOVIA PRIME CASH MANAGEMENT FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

To provide current income consistent with stability of principal and liquidity.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its objective by investing exclusively in a portfolio of money market instruments (high-quality, short-term debt securities) maturing in 397 days or less. The investment adviser uses macroeconomic, credit and market analysis to select portfolio securities. In doing so, it assesses the trend in investment rates, the shape of various yield curves and relative duration.

Total Return Bar Chart and Table

[Graphic Representation Omitted -- See Appendix]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.50% (quarter ended June 30, 1995). Its lowest quarterly return was 0.78% (quarter ended March 31, 1994).

Average Annual Total Returns and Yield

The following table represents the Fund's Institutional Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

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Calendar Period	Institutional Shares

1 Year	5.11%

5 Years	5.51%

Start of Performancef[1]	5.27%

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1 The Fund's Institutional Shares start of performance date was December 2, 1993.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1999 was 5.60%. You may call the Fund at 1-800-994-4414 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA TAX-FREE MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

To provide current income exempt from federal regular income tax consistent with stability of principal and liquidity.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its objective by investing primarily in a portfolio of short-term municipal securities maturing in 397 days or less. The investment adviser selects investments after assessing factors such as the trend in interest rates, the shape of the municipal yield curve, tax rates and supply.

Total Return Bar Chart and Table

[Graphic Representation Omitted -- See Appendix]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 0.96% (quarter ended June 30, 1995). Its lowest quarterly return was 0.52% (quarter ended March 31, 1994).

Average Annual Total Returns and Yield

The following table represents the Fund's Institutional Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

Calendar Period	Institutional Shares

1 Year	3.03%

5 Years	3.30%

Start of Performance[1]	3.02%

1 The Fund's Institutional Shares start of performance date was May 14, 1992.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1999 was 4.11%. You may call the Fund at 1-800-994-4414 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA U.S. TREASURY MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

To provide current income consistent with stability of principal and liquidity.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

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The Fund pursues its objective by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States, and repurchase agreements backed by treasury securities. The investment adviser selects investments after assessing factors such as the trend in interest rates, the shape of the treasury yield curve, tax rates and supply.

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Total Return Bar Chart and Table

[Graphic Representation Omitted -- See Appendix]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.43% (quarter ended June 30, 1995). Its lowest quarterly return was 0.70% (quarter ended December 31,1993).

Average Annual Total Returns and Yield

The following table represents the Fund's Institutional Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

Calendar Period	Institutional Shares

1 Year	4.81%

5 Years	5.23%

Start of Performance[1]	4.58%

1 The Fund's Institutional Shares start of performance date was May 7, 1992.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1999 was 4.48%. You may call the Fund at 1-800-994-4414 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federate Reserve Board, or any other government agency. All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable net asset value, it is possible to lose money by investing in a Fund.

Money Market Risks

  Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.
  A Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

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Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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Any of these risks may have an adverse affect on a Fund's total return or yield.

What Are The Funds' Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds' Institutional Shares.

Shareholder Fees Fees Paid Directly From Your Investment	Prime Cash Management Fund	Tax-Free Money Market Fund	U.S. Treasury Money Market Fund

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)	None	None	None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers) [1]
Management Fee[1]	0.30%	0.50%	0.50%
Distribution (12b-1) Fee	None	None	None
Shareholder Services Fee	None	None	None
Other Expenses	0.07%	0.13%	0.12%
Total Annual Fund Operating Expenses (Before Waiver)	0.37%	0.63%	0.62%
Waiver of Fund Expenses	0.19%	0.39%	0.38%
Total Actual Fund Operating Expenses (After Waiver)	0.18%	0.24%	0.24%

1 Pursuant to an agreement between the Adviser and the Trust, the Adviser agrees during the period from December 13, 1999 through January 31, 2001 to waive its fees, and/or make reimbursements to the Funds so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

EXAMPLE

This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other funds.

The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Funds' operating expenses are before waivers as shown in the table and remain the same. Wire-transferred redemptions of less than $5,000 may be subject to additional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Prime Cash Management Fund	$38	$119	$208	$468

Tax-Free Money Market Fund	$64	$202	$351	$786

U.S. Treasury Money Market Fund	$63	$199	$346	$774

What are the Funds' Main Investments and Investment Techniques?

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set high standards for credit quality, and require investments in individual securities to mature in 397 days or less.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Tax-Free Fund may invest in taxable municipal securities.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non- U.S. branches of U.S. or foreign banks.

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REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks. Investors should consult their tax adviser about the tax consequences of investing in repurchase agreements.

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TEMPORARY DEFENSIVE INVESTMENTS

The Tax-Free Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Funds?

BANK INSTRUMENTS RISKS

Bank insurance instruments may include Eurodollar Certificates of Deposit (ECDs), Yankee Certificates of Deposit (Yankee CDs) and Eurodollar Time Deposits (ETDs). ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information.

MUNICIPAL SECURITIES RISKS

Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

What do Shares Cost?

You can purchase, exchange or redeem Shares any day the New York Stock Exchange (NYSE) is open for business. Each Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share.

NAV is determined at 12:00 noon and as of the end of regular trading (normally, 4:00 p.m. Eastern time) each day the NYSE is open.

Fund	Minimum Investment Required

Prime Cash Management Fund	$5 million

Tax-Free Fund U.S. Treasury Fund	Consult your account agreement with Wachovia Bank for any applicable minimum investments

Minimums may be waived from time to time.

The required minimum investment may be modified for investments made via the sweep account program under the applicable account agreement.

How are the Funds Sold?

The Funds (except Prime Cash Management Fund) offer two share classes: Investment Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Call 1-800-922-9008 or contact your investment professional for more information concerning the other class.

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The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus only for purchase through Wachovia Bank and its affiliates. Shares are offered only to accounts held by Wachovia Bank in a fiduciary, advisory, agency, custodial or similar capacity. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). The Tax-Free Fund may not be a suitable investment for retirement plans.

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How to Purchase Shares

The Funds and the Distributor reserve the right to reject any purchase request.

THROUGH WACHOVIA BANK

If you are a customer of Wachovia Bank you may purchase Shares by telephone, by mail or in person in accordance with the procedures established by Wachovia Bank set forth in your account agreement.

Payment may be made to Wachovia Bank by check, federal funds, or by debiting your account with Wachovia Bank.

In order for your purchase to receive that day's dividends:

  Purchase orders for the Funds must be received by Wachovia Bank by 11:00 a.m. (Eastern time); and
  Payment by federal funds must by received by Wachovia Bank before 4:00 p.m. (Eastern time) on the same day as the purchase order.

Orders are considered received after payment by check is converted into federal funds and received by Wachovia Bank, normally the next business day.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

THROUGH A SWEEP ACCOUNT

Ifyou are investing in a Fund as part of a Wachovia Bank sweep account program, automatic purchases and redemptions will be made by Wachovia Bank on your behalf pursuant to the sweep agreement you signed as part of your trust account with Wachovia Bank.

How to Exchange Shares

EXCHANGE PRIVILEGE

You may exchange Shares of a Fund for Shares of the same class of another Fund at NAV. To do this you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Fund into which you wish to exchange.

Anexchange is treated as a redemption and subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

Anexcessive number of exchanges may be disadvantageous to the Funds. Therefore, the Funds, in addition to the right to reject any exchange, reserve the right to modify or terminate the exchange privilege of any shareholder, provided the shareholder is given 60 days' written notice.

Exchange orders must be received by the Funds between 12:00 noon (Eastern time) and 4:00 p.m. (Eastern time) to receive that day's share price. Orders received after 4:00 p.m. (Eastern time) will receive the price determined at 12:00 noon (Eastern time) the next business day.

Call you account officer at Wachovia Bank for complete instructions on how to exchange Shares.

How to Redeem Shares

Each Fund redeems Shares at their NAV next determined after the Fund receives the redemption request in proper form.

Ifyour redemption request is received by Wachovia Bank by 11:00 a.m. (Eastern time) redemption proceeds will normally be wired that same day but will not be entitled to that day's dividend. Proceeds for redemption requests received after 11:00 a.m. (Eastern time) will normally be wired or a check mailed the following business day and those Shares will be entitled to that day's dividend.

Contact your account officer at Wachovia Bank for complete instructions on how to redeem Shares.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if it changes telephone transaction privileges.

Share Certificates

The Funds no longer issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, exchanges and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Each Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. You earn dividends through the day your redemption request is received.

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions (except Tax-Free Fund) are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

Tax-Free Fund

The Tax-Free Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that the Fund's distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Funds' assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

Wachovia Bank has been managing trust assets for over 100 years, with approximately $44 billion in managed assets as of December 31, 1999. Wachovia Asset Management also serves as investment adviser to The Wachovia Municipal Funds, another investment company.

Fund	Annual Investment Advisory Fee paid to Investment Adviser as a percentage of average daily net assets

Prime Cash Management Fund	0.30%

Tax-Free Money Market Fund	0.50%

U.S. Treasury Money Market Fund	0.50%

Pursuant to an agreement between the investment adviser and the Trust, the investment adviser agrees during the period from December 15, 1998 through January 31, 2000 to waive its fees and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights-Wachovia Prime Cash Management Fund

INSTITUTIONAL SHARES

(For a share outstanding throughout each period)

	Year Ended November 30,

	1999	1998	1997	1996	1995

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.05	0.05	0.05	0.05	0.06
Less distributions
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.06)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	5.05%	5.54%	5.55%	5.44%	5.95%
Ratios to average net assets
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	4.93%	5.40%	5.43%	5.34%	5.80%
Expense waiver/ reimbursement (2)	0.19%	0.19%	0.25%	0.27%	0.27%
Supplemental data
Net assets, end of period (000 omitted)	$1,710,005	$1,829,211	$1,450,195	$1,176,855	$879,603

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Wachovia Tax Free Money Market Fund

INSTITUTIONAL SHARES

(For a share outstanding throughout each period)

	Year Ended November 30,

	1999	1998	1997	1996	1995

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.03	0.03	0.03	0.03	0.04
Less distributions
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.03)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (1)	2.99%	3.29%	3.41%	3.24%	3.59%
Ratios to average net assets
Expenses	0.24%	0.24%	0.24%	0.29%	0.32%
Net investment income	2.95%	3.24%	3.34%	3.22%	3.55%
Expense waiver/reimbursement (2)	0.39%	0.42%	0.45%	0.43%	0.46%
Supplemental data
Net assets, end of period (000 omitted)	$225,466	$275,323	$182,473	$118,877	$80,274

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Wachovia U.S.Treasury Money Market Fund

INSTITUTIONAL SHARES

(For a share outstanding throughout each period)

	Year Ended November 30,

	1999	1998	1997	1996	1995

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.05	0.05	0.05	0.05	0.06
Less distributions
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.06)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (1)	4.77%	5.25%	5.31%	5.18%	5.66%
Ratios to average net assets
Expenses	0.24%	0.24%	0.24%	0.30%	0.32%
Net investment income	4.65%	5.15%	5.20%	5.07%	5.54%
Expense waiver/reimbursement (2)	0.38%	0.40%	0.41%	0.39%	0.40%
Supplemental data
Net assets, end of period (000 omitted)	$448,758	$466,538	$510,323	$302,306	$214,356

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

The following documents contain further details about the Fund and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund publishes annual and semi-annual reports to shareholders which include information about the Fund's investments.

Toobtain the SAI, the annual and semi-annual reports and other information call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

WACHOVIA PRIME CASH
MANAGEMENT FUND

WACHOVIA TAX-FREE
MONEY MARKET FUND

WACHOVIA U.S. TREASURY
MONEYMARKETFUND

INSTITUTIONALSHARES

Addresses

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WACHOVIA MONEY MARKET FUND INSTITUTIONAL SHARES	101 Greystone Boulevard SC-9215 Columbia, SC 29226

DISTRIBUTOR	Federated Securities Corp. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

INVESTMENT ADVISER	Wachovia Asset Management 100 North Main Street Winston-Salem, NC 27101

CUSTODIAN	Wachovia Bank, N.A. 301 North Church Street Winston-Salem, NC 27150

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO RECORD KEEPER	Federated Shareholder Services Company Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

COUNSEL TOTHE WACHOVIA FUNDS	Kirkpatrick & Lockhart LLP 1800 Massachusetts Avenue, NW Washington, DC 20036-1800

COUNSEL TO THE INDEPENDENT TRUSTEES	Piper Marbury Rudnick & Wolfe LLP 1200 Nineteenth Street, NW Washington, DC 20036-2412

INDEPENDENT AUDITORS	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116

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January 31, 2000
(Revised May 31, 2000)

822-30 (5/00)

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Cusip 929901684
Cusip 929901304
Cusip 929901833

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G01947-01 (5/00)
513893

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[GRAPHIC REPRESENTATION OMITTED--SEE APPENDIX]

WACHOVIA MONEY MARKET FUND

WACHOVIA TAX-FREE
MONEY MARKET FUND

WACHOVIA U.S. TREASURY
MONEY MARKET FUND

INVESTMENT SHARES

Prospectus
January 31, 2000
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(Revised May 31, 2000)

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[GRAPHIC REPRESENTATION OMITTED--SEE APPENDIX]

WWW.WACHOVIAFUNDS.COM

PROSPECTUS

Wachovia Money Market Fund
Wachovia Tax-Free Money Market Fund
Wachovia U.S. Treasury Money Market Fund

Portfolios of The Wachovia Funds

INVESTMENT SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Fund Goals, Strategies, Performance and Risk	1
What are the Funds' Fees and Expenses?	5
What are the Funds' Main Investments and Investment Techniques?	6
What are the Risks of Investing in the Funds?	7
What do Shares Cost?	7
How are the Funds Sold?	7
How to Purchase Shares	8
How to Exchange Shares	8
How to Redeem Shares	9
Account and Share Information	10
Who Manages the Funds?	11
Financial Information	11

JANUARY 31, 2000
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(REVISED MAY 31, 2000)
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Fund Goals, Strategies, Performance and Risk

Each Fund offered in this prospectus is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.

WACHOVIA MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

To provide current income consistent with stability of principal and liquidity.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its objective by investing exclusively in a portfolio of money market instruments (high-quality, short-term debt securities) maturing in 397 days or less. The investment adviser uses macroeconomic credit and market analysis to select portfolio securities. In doing so, it assesses the trend in interest rates, the shape of various yield curves and relative duration.

Total Return Bar Chart and Table

[GRAPHIC REPRESENTATION OMITTED--SEE APPENDIX]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.

The Fund's Investment Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Investment Shares highest quarterly return was 1.37% (quarter ended June 30, 1995). Its lowest quarterly return was 0.66% (quarter ended June 30, 1993).

Average Annual Total Returns and Yield

The following table represents the Fund's Investment Shares Average Annual Total Returns for the calendar period ended December 31, 1999.

Calendar Period	Investment Shares
1 Year	4.50%
5 Years	4.91%
Start of Performance[1]	4.30%

1 The Fund's Investment Shares start of performance date was June 2, 1992.

The Fund's Investment Shares 7-Day Net Yield as of December 31, 1999 was 5.05%. You may call the Fund at
1-800-994-4414 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA TAX-FREE MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

To provide current income exempt from federal regular income tax consistent with stability of principal and liquidity.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its objective by investing primarily in a portfolio of short-term municipal securities maturing in 397 days or less. The investment adviser selects investments after assessing factors such as the trend in interest rates, the shape of the municipal yield curve, tax rates and supply.

Total Return Bar Chart and Table

[GRAPHIC REPRESENTATION OMITTED--SEE APPENDIX]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.

The Fund's Investment Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Investment Shares highest quarterly return was 0.88% (quarter ended June 30, 1995). Its lowest quarterly return was 0.45% (quarter ended March 31, 1994).

Average Annual Total Returns and Yield

The following table represents the Fund's Investment Shares Average Annual Total Returns for the calendar period ended December 31, 1999.

Calendar Period	Investment Shares
1 Year	2.62%
5 Years	2.90%
Start of Performance[1]	2.65%

1 The Fund's Investment Shares start of performance date was May 20, 1992.

The Fund's 7-Day Net Yield as of December 31, 1999 was 3.71%. You may call the Fund at 1-800-994-4414 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA U.S. TREASURY MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

To provide current income consistent with stability of principal and liquidity.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

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The Fund pursues its objective by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States, and repurchase agreements backed by treasury securities. The investment adviser selects investments after assessing factors such as the trend in interest rates, the shape of the treasury yield curve, tax rates and supply.

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Total Return Bar Chart and Table

[GRAPHIC REPRESENTATION OMITTED--SEE APPENDIX]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.

The Fund's Investment Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Investment Shares highest quarterly return was 1.36% (quarter ended June 30, 1995). Its lowest quarterly return was 0.64% (quarter ended March 31, 1994).

Average Annual Total Returns and Yield

The following table represents the Fund's Investment Shares Average Annual Total Returns for the calendar period ended December 31, 1999.

Calendar Period	Investment Shares
1 Year	4.39%
5 Years	4.83%
Start of Performance[1]	4.42%

1 The Fund's Investment Shares start of performance date was May 11, 1993.

The Fund's 7-Day Net Yield as of December 31, 1999 was 4.08%. You may call the Fund at 1-800-994-4414 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federate Reserve Board, or any other government agency. All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable net asset value, it is possible to lose money by investing in a Fund.

Money Market Risks

  Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.
  A Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

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Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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Any of these risks may have an adverse affect on a Fund's total return or yield.

What are the Funds' Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold Investment Shares.

Shareholder Fees	Money Market Fund	Tax Free Money Market Fund	U.S. Treasury Money Market Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)	None	None	None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses(Before Waivers) [1]
(As percentage of average net assets)
Management Fee[1]	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.40%	0.40%	0.40%
Shareholder Services Fee	None	None	None
Other Expenses	0.12%	0.13%	0.12%
Total Annual Fund Operating Expenses (Before Waiver)	1.02%	1.03%	1.02%
Waiver of Fund Expenses	0.24%	0.39%	0.38%
Total Actual Fund Operating Expenses (After Waiver)	0.78%	0.64%	0.64%

1 Pursuant to an agreement between the Adviser and the Trust, the Adviser agrees during the period from December 13, 1999 through January 31, 2001 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

EXAMPLE

This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other funds.

The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Funds' operating expenses are before waivers as shown in the table and remain the same. Wire-transferred redemptions of less than $5,000 may be subject to additional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Money Market Fund	$104	$325	$563	$1,248
Tax-Free Money Market Fund	$105	$328	$569	$1,259
U.S. Treasury Money Market Fund	$104	$325	$563	$1,248

What are the Funds' Main Investments and Investment Techniques?

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set high standards for credit quality, and require investments in individual securities to mature in 397 days or less.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, the Tax-Free Fund may invest in taxable municipal securities.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non- U.S. branches of U.S. or foreign banks.

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REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. The return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks. Investors should consult their tax adviser about the tax consequences of investing in repurchase agreements.

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TEMPORARY DEFENSIVE INVESTMENTS

The Tax-Free Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Funds?

BANK INSTRUMENTS RISKS

Bank insurance instruments may include Eurodollar Certificates of Deposit (ECDs), Yankee Certificates of Deposit (Yankee CDs) and Eurodollar Time Deposits (ETDs). ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information.

MUNICIPAL SECURITIES RISKS

Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

What do Shares Cost?

You can purchase, exchange or redeem Shares any day the New York Stock Exchange (NYSE) is open. Each Fund attempts to stabilize the next determined net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share.

NAV is determined at 12:00 noon and as of the close of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

Your first investment in a Fund must be at least $1,000.

The required minimum investment may be modified for investments made via the sweep account program under the applicable account agreement.

How are the Funds Sold?

The Funds offer two share classes: Investment Shares and Institutional Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Investment Shares. Each share class has different expenses, which affects its performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other class.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). The Tax-Free Fund may not be a suitable investment for retirement plans.

RULE 12B-1 PLAN

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Investment Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than for other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through Wachovia Investments, Inc., Wachovia Bank or other Service Organizations.

The Funds and the Distributor reserve the right to reject any purchase request.

THROUGH WACHOVIA INVESTMENTS

If you are a customer of Wachovia Investments or Wachovia Brokerage Service you may purchase Shares by telephone, by mail or in person.

In order for your purchase to receive that day's dividends:

  Purchase orders for the Funds must be received by Wachovia Investments by 9:30 a.m. (Eastern time).
  Payment by federal funds must by received by Wachovia Investments Inc. before 4:00 p.m. (Eastern time) on the same day as the purchase order.

By Telephone

Once you have opened an account and completed the appropriate sections of the account application, you may purchase Shares by telephone. For more information call 1-800-994-4414.

By Mail

To purchase Shares of a Fund by mail, send a check made payable to (Name of Fund) and send to:

P.O. Box 8612
Boston, MA 02266-8612

Orders by mail are considered received after payment by check is converted by Wachovia Investments, Inc. into federal funds.

THROUGH WACHOVIA BANK OR OTHER SERVICE ORGANIZATIONS

Customers of Wachovia Bank may purchase Shares of the Funds by telephone, by mail, or in person with their account officer in accordance with procedures in your account agreement.

In order for your purchase to receive that day's dividends:

  Purchase orders for the Funds must be received by Wachovia Bank by:
  Money Market Fund 10:00 a.m. (Eastern time)
  Tax-Free Fund 9:00 a.m. (Eastern time)
  U.S. Treasury Fund 10:00 a.m. (Eastern time).
  Payment by federal funds must by received by Wachovia Bank before 4:00 p.m. (Eastern time) on the same day as the purchase order.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

THROUGH A SWEEP ACCOUNT

If you are investing in a Fund as part of a Wachovia Bank sweep account program, automatic purchases and redemptions will be made by Wachovia Bank on your behalf pursuant to the sweep agreement you signed as part of your trust account with Wachovia Bank.

How to Exchange Shares

EXCHANGE PRIVILEGE

You may exchange Shares of a Fund for Shares of the same class of another Fund at NAV. To do this you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

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Each shareholder is limited to five exchanges per year or three per calendar quarter. The Funds reserve the right to modify or terminate a shareholder's exchange privilege if exchanges exceed these limitations. The Funds reserve the right to reject any exchange.

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Exchange orders must be received by the Funds between 12:00 noon (Eastern time) and 4:00 p.m. (Eastern time) to receive that day's share price. Orders received after 4:00 p.m. (Eastern time) will receive the price determined at 12:00 noon (Eastern time) the next business day.

By Telephone

To exchange Shares by telephone call 1-800-994-4414.

By Mail

To exchange Shares by mail, write the Fund at:

The Wachovia Funds
1099 Hingham Street
Rockland, MA 02370-3317

OTHER EXCHANGES

You may exchange Class B Shares of another Wachovia Fund for Investment Shares of the U.S. Treasury Fund.

Year of Redemption After Purchase of Class B Shares	CDSC
First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh and beyond	0.00%

Class B Shares will be exchanged without a contingent deferred sales charge (CDSC) unless you redeem the exchanged-for shares within seven years of the original purchase of Class B Shares. The CDSC will be determined as follows:

You will not be charged a CDSC when redeeming Shares:

  representing the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;
  purchased with reinvested dividends or capital gains;
  that you hold for seven years or more;
  following the death or disability of any shareholder in the account; or
  as a required retirement plan distribution.

If your redemption qualifies, you or your account representative must notify the Distributor at the time of redemption to eliminate the CDSC.

How to Redeem Shares

Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through Wachovia Investments, Wachovia Bank or through a Service Organization.

THROUGH WACHOVIA INVESTMENTS

By Telephone

To redeem Shares by telephone you must:

  Complete a telephone redemption authorization form available from Wachovia Investments then
  Call the Funds at 1-800-994-4414 for further instructions.
  Redemption requests must be received by the Funds by 9:30 a.m. (Eastern time).

Proceeds will normally be credited the same day to your brokerage account. For orders received after these times, proceeds will normally be credited to your account the following business day.

By Mail

To redeem Shares by mail send your written request to the Funds at:

The Wachovia Funds
PO Box 8612
Boston, MA 02266-8612

Include your name, the Fund's name and Share class, the brokerage account number and the Share or dollar amount requested.

Call 1-800-994-4414 for assistance in redeeming Shares by mail.

THROUGH WACHOVIA BANK OR OTHER SERVICE ORGANIZATIONS

By Telephone

Call your account officer/representative for instructions on redeeming by telephone. Your Service Organization may charge you fees for its services.

Redemption requests must be received by the Funds by:

Money Market Fund 11:00 a.m. (Eastern time)
Tax-Free Fund 10:00 a.m. (Eastern time)
U.S. Treasury Fund 11:00 a.m. (Eastern time).

Proceeds will normally be wired that same day to your account at Wachovia Bank or a check sent to your address of record. For orders received after these times, proceeds will normally be wired or a check mailed the following business day.

By Mail

Contact Wachovia Bank or your Service Organization for instructions on how to redeem Shares by mail.

SWEEP ACCOUNTS

If you are redeeming Shares held through a Wachovia Bank sweep account program, redemptions will be made by Wachovia Bank on your behalf pursuant to the sweep agreement you signed as part of your trust account with Wachovia Bank.

WRAP FEE PROGRAM

If you are redeeming Shares of the Money Market Fund held through a wrap fee program, they will be made by Wachovia Bank on your behalf pursuant to the related account agreement you have with Wachovia Bank.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds are normally paid within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

  your redemption is to be sent to an address other than the address of record;
  your redemption is to be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if it changes telephone transaction privileges.

Share Certificates

The Funds no longer issues Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, exchanges and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Each Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. You earn dividends through the day your redemption request is received.

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions (except Tax-Free Fund) are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

Tax-Free Fund

The Tax-Free Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that the Fund's distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Funds' assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

Wachovia Bank has been managing trust assets for over 100 years, with approximately $44 billion in managed assets as of December 31, 1999. Wachovia Asset Management also serves as investment adviser to The Wachovia Municipal Funds, another investment company.

The investment adviser receives an annual investment advisory fee equal to 0.50% of each Fund's average daily net assets.

Pursuant to an agreement between the investment adviser and the Trust the investment adviser agrees during the period from December 15, 1998 through January 31, 2001 to waive its fees and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's total actual operating expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights-Wachovia Money Market Fund

INVESTMENT SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
	Year Ended November 30,
	1999	1998	1997	1996	1995
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.04	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (1)	4.44%	4.92%	4.95%	4.83%	5.40%
Ratios to average net assets
Expenses	0.78%	0.78%	0.78%	0.77%	0.72%
Net investment income	4.38%	4.80%	4.85%	4.74%	5.27%
Expense waiver/reimbursement (2)	0.24%	0.26%	0.28%	0.32%	0.40%
Supplemental data
Net assets, end of period (000 omitted)	$613,978	$482,128	$320,480	$230,263	$165,636

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

Financial Highlights-Wachovia Tax-Free Money Market Fund

INVESTMENT SHARES

(For a share outstanding throughout each period)

	Year Ended November 30,
	1999	1998	1997	1996	1995
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.03	0.03	0.03	0.03	0.03
Less distributions
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (1)	2.58%	2.88%	2.99%	2.83%	3.25%
Ratios to average net assets
Expenses	0.64%	0.64%	0.64%	0.69%	0.66%
Net investment income	2.56%	2.83%	2.93%	2.84%	3.19%
Expense waiver/reimbursement (2)	0.39%	0.41%	0.45%	0.43%	0.52%
Supplemental data
Net assets, end of period (000 omitted)	$144,436	$133,211	$85,852	$74,922	$55,733

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

Financial Highlights-Wachovia U.S. Treasury Money Market Fund

INVESTMENT SHARES

(For a share outstanding throughout each period)

	Year Ended November 30,
	1999	1998	1997	1996	1995
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.04	0.05	0.05	0.04	0.05
Less distributions
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.04)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (1)	4.35%	4.83%	4.89%	4.77%	5.30%
Ratios to average net assets
Expenses	0.64%	0.63%	0.64%	0.70%	0.66%
Net investment income	4.28%	4.74%	4.80%	4.68%	5.21%
Expense waiver/reimbursement (2)	0.38%	0.40%	0.41%	0.39%	0.40%
Supplemental data
Net assets, end of period (000 omitted)	$208,021	$198,771	$117,495	$104,336	$81,739

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

The following documents contain further details about the Fund and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund publishes annual and semi-annual reports to shareholders which include information about the Fund's investments.

To obtain the SAI, the annual and semiannual reports and other information call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

WACHOVIA MONEY MARKET FUND

WACHOVIA TAX-FREE
MONEY MARKET FUND

WACHOVIA U.S. TREASURY
MONEY MARKET FUND

INVESTMENT SHARES

Addresses

WACHOVIA MONEY MARKET FUND INVESTMENT SHARES	101 Greystone Boulevard SC-9215 Columbia, SC 29226
DISTRIBUTOR	Federated Securities Corp. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
INVESTMENT ADVISER	Wachovia Asset Management 100 North Main Street Winston-Salem, NC 27101
CUSTODIAN	Wachovia Bank, N.A. 301 North Church Street Winston-Salem, NC 27150
TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO RECORDKEEPER	Federated Shareholder Services Company Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
COUNSEL TO THE WACHOVIA FUNDS	Kirkpatrick & Lockhart LLP 1800 Massachusetts Avenue, NW Washington, DC 20036-1800
COUNSEL TO THE INDEPENDENT TRUSTEES	Piper Marbury Rudnick & Wolfe LLP 1200 Nineteenth Street, NW Washington, DC 20036-2412
INDEPENDENT AUDITORS	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116

January 31, 2000

(Revised May 31, 2000)



822-21 (5/00)


Cusip 929901205
Cusip 929901403
Cusip 929901825


3042106A (5/00)
513892


                               THE WACHOVIA FUNDS

                           WACHOVIA MONEY MARKET FUND

                       WACHOVIA PRIME CASH MANAGEMENT FUND

                    WACHOVIA U.S. TREASURY MONEY MARKET FUND

                       WACHOVIA TAX-FREE MONEY MARKET FUND

                              Institutional Shares

                                Investment Shares

                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 31, 2000

                      (REVISED FEBRUARY 2, 2000 AND MAY 31, 2000)

    This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses of The Wachovia Funds dated
    January 31, 2000 (Revised May 31, 2000).

    This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-994-4414.

    CONTENTS

=======================================================================================

    Federated Securities Corp., Distributor,
    subsidiary of Federated Investors, Inc.

    2020203B (5/00)

=======================================================================================

21

HOW ARE THE FUNDS ORGANIZED?

=======================================================================================

The Wachovia Funds (the Trust) is an open-end, management investment company that established under the laws of the Commonwealth of Massachusetts on November
19, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Funds are diversified portfolios of the Trust. The Trust changed its name from The Biltmore Funds on July 31, 1997.
The Board of Trustees (the Board) has established two classes of shares of the
Funds, known as Institutional Shares and Investment Shares (Shares). This SAI
relates to both classes of Shares. Each Fund offers both classes except for the
Prime Cash Management Fund which offers only Investment Shares.

SECURITIES IN WHICH THE FUNDS INVEST

=======================================================================================

Following is a table that indicates which types of securities are a: o P =
PRINCIPAL investment of a Fund; (shaded in chart) o A = ACCEPTABLE (but not principal) investment of a Fund; or o N = NOT AN ACCEPTABLE investment of a
Fund.

----------------------------------------------------------------------------------
SECURITIES                        MONEY      PRIME CASH      U.S       TAX-FREE
                               MARKET FUND   MANAGEMENT   TREASURY       FUND

                                                FUND        FUND

-------------------------------
----------------------------------------------------------------------------------
BANK INSTRUMENTS                    A            A            N           A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
COMMERCIAL PAPER2                   A            A            N           A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS          A            A            N           N
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
CREDIT ENHANCEMENT7                 A            A            N           A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
FOREIGN BANK INSTRUMENTS            A            A            N           N
-------------------------------                          -------------------------
----------------------------------------------------------------------------------
LENDING      OF      PORTFOLIO      A            A            A           N
SECURITIES5

-------------------------------                          -------------------------
----------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS1           P            P            A           A
---------------------------------------------------------
-------------------------------                          -------------------------
MUNICIPAL SECURITIES3               N            N            N           P
---------------------------------------------------------            -------------
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS4              A            A            P           A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
RESTRICTED     AND    ILLIQUID      A            A            N           A
SECURITIES4

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS       A            A            A           A
                               ---------------------------------------------------
----------------------------------------------------------------------------------
SECURITIES OF OTHER                 A            A            A           A
INVESTMENT COMPANIES

                               ---------------------------------------------------
----------------------------------------------------------------------------------
TEMPORARY INVESTMENTS               N            N            N           A
                               --------------------------            -------------
----------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS         A            A            P           A
                               ---------------------------------------------------
----------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES          A            A            N           A
-------------------------------
                               ---------------------------------------------------
WHEN-ISSUED AND DELAYED             A            A            A           A
DELIVERY TRANSACTIONS6
----------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
1. Rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs). 2. Rated A-1 by Standard &
Poor's or Prime-1 by Moody's Investors Service. 3. The Tax-Free Fund may
purchase up to 20% of its total net assets in municipal securities, the interest of which is subject to federal alternative minimum tax. 4. As a matter of practice, repurchase agreements providing for settlement in more than seven days after notice and other illiquid obligations will be limited to not more than 10%
of each Fund's net assets.

5. The amount of portfolio securities each Fund will lend will be limited to not more than one-third of each Fund's total assets. 6. Each Fund does not intend to engage in such transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. 7. A Fund may have more than 25%
of its total assets invested in securities credit enhanced by banks.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   TREASURY SECURITIES

   Treasury securities are direct obligations of the federal government of the
   United States. Investors regard treasury securities as having the lowest credit risks.

   AGENCY SECURITIES

   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
   United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few
   GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

   The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

   CORPORATE DEBT SECURITIES

   Corporate debt securities are fixed income securities issued by businesses.
   Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers.

   The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.
   For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

      COMMERCIAL PAPER

      Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or borrowings from bank loans) to repay maturing paper.
      If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

      DEMAND INSTRUMENTS

      Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   BANK INSTRUMENTS

   Bank  instruments  are  unsecured   interest  bearing  deposits  with  banks.   Bank
   instruments  include  bank  accounts,  time  deposits,  certificates  of deposit and banker's  acceptances.  Yankee  instruments  are  denominated  in U.S.  dollars  and issued by U.S.  branches of foreign banks.  Eurodollar  instruments  are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

   CREDIT ENHANCEMENT

   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the investment adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   GENERAL OBLIGATION BONDS

   General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   SPECIAL REVENUE BONDS

   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

      PRIVATE ACTIVITY BONDS

      Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Tax-Free Fund may invest in bonds subject to AMT.

   TAX INCREMENT FINANCING BONDS

   Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

   MUNICIPAL NOTES

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

   VARIABLE RATE DEMAND INSTRUMENTS

   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.
   The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   MUNICIPAL LEASES

   Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

SPECIAL TRANSACTIONS

   REPURCHASE AGREEMENTS

   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the
   Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The investment adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   REVERSE REPURCHASE AGREEMENTS

   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   DELAYED DELIVERY TRANSACTIONS

   Delayed delivery transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      TO BE ANNOUNCED SECURITIES (TBAS)

      As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   SECURITIES LENDING

   A Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Fund or the borrower.
   The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The
   Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.

INVESTMENT RISKS

LEVERAGE RISKS

o  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o  Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

INTEREST RATE RISKS

o  Prices of fixed income securities rise and fall in response to interest rate changes in the interest rate paid by for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o  Many fixed income securities receive credit ratings from services such as
   Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.

o  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity
   (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

o  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a
   Fund holding mortgage backed securities.

   For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

   Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

o  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

INVESTMENT LIMITATIONS

    ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Funds will not issue senior securities, except that each Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.

    LENDING CASH OR SECURITIES

      The Funds will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the
      Money Market Fund or the Prime Cash Management Fund from purchasing or holding money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective, policies, and limitations or Declaration of Trust or prevent the Treasury Money Market Fund from purchasing or holding U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.

      The Tax-Free Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued Municipal Securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies and limitations.

    INVESTING IN REAL ESTATE

      The Money Market Fund and the Prime Cash Management Fund will not purchase or sell real estate, including limited partnership interests, although they may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

      The Treasury Money Market Fund and the Tax-Free Money Market Fund may not
      purchase or sell real estate, including limited partnership interests, although the Tax-Free Money Market Fund may invest in securities secured by real estate or interests in real estate.

    INVESTING IN COMMODITIES

      The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

    DIVERSIFICATION OF INVESTMENTS

      With respect to securities comprising 75% of the value of its total assets, the Money Market Fund, Prime Cash Management Fund and Tax-Free
      Money Market Fund each will not purchase securities of any one issuer
      (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities, or, with respect to the Treasury Money Market Fund, collateralized by U.S.
      Treasury Securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

    CONCENTRATION OF INVESTMENTS

      The Money Market Fund and the Prime Cash Management Fund each will not invest 25% or more of the value of its total assets in any one industry.
      Each Fund may invest 25% or more of the value of its total assets in cash or certain money market instruments, (including, with respect to the Prime
      Cash Management Fund, instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of
      $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

      The Tax-Free Money Market Fund will not purchase securities, if, as a result of such purchase 25% or more of the value of its assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. However, the Fund may invest, as a temporary investments, more than 25% of the value of its assets in cash or certain money market instruments, including securities issued or guaranteed by the U.S.
      government, its agencies, or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements.

    UNDERWRITING

      Each Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

THE ABOVE INVESTMENT LIMITATIONS CANNOT BE CHANGED BY THE BOARD OF TRUSTEES
(BOARD) UNLESS AUTHORIZED BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING
SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. WITHOUT SHAREHOLDER
APPROVAL. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

    SELLING SHORT AND BUYING ON MARGIN

      The Funds will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

    INVESTING IN RESTRICTED SECURITIES

      The Money Market Fund and the Prime Cash Management Fund each will not invest more than 10% of its net assets in securities subject to restrictions in resale under federal securities law, except for Section
      4(2) commercial paper and other restricted securities determined to be liquid under criteria established by the Trustees.

      The Tax-Free Money Market Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.

    INVESTING IN ILLIQUID SECURITIES

      The Money Market Fund and the Prime Cash Management Fund each will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed income time deposits with maturities over seven days, and restricted securities which have not been determined to be liquid under criteria established by the
      Trustees.

      The Tax-Free Money Market Fund and the Treasury Money Market Fund each will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and, with respect to Tax-Free Money Market Fund, in restricted securities which have not been determined to be liquid under criteria established by the Trustees.

    INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

      The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general, unless it is permitted to exceed these limitations by action of the SEC. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions.
      However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. It should be noted that investment companies incur certain expenses, such as custodian and transfer agent fees, and therefore any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

Each Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Each Fund does not expect to borrow money in excess of 5% of the value of its net assets or invest in securities of closed-end investment companies during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan, having capital, surplus, and undivided profits in excess of
$100,000,000 at the time of investment , to be "cash items."

REGULATORY COMPLIANCE

The Funds may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of their investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

WHAT DO SHARES COST?

=======================================================================================

Each Fund attempts to stabilize the value of a Share at $1.00.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the
Funds computed by dividing the annualized daily income on each Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule")
promulgated by the SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures includes monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

HOW ARE THE FUNDS SOLD?

=======================================================================================

Under  the   Distributor's   Contract  with  the  Funds,  the  Distributor   (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FORMER TRUST CUSTOMERS

Former trust customers of Wachovia Bank, N.A. whose trust relationship transferred to State Street Bank & Trust Company during the period September 3,
1999 through June 30, 2000 may continue to hold the Institutional Shares of The
Wachovia Funds.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of bank, and registered investment advisers)
for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the
Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

HOW TO BUY SHARES

=======================================================================================

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. Each Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

CONVERSION TO FEDERAL FUNDS

It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Wachovia Bank acts as the shareholders' agent in depositing checks and converting them to federal funds.

HOW TO REDEEM SHARES

=======================================================================================

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, a
Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

=======================================================================================

VOTING RIGHTS

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of January 4, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the Funds. Unless otherwise noted, the address of the shareholder is 301 North Main Street, Winston-Salem, NC
27101.

---------------------------------------------------------------------------------------
SHAREHOLDER NAME            FUND                      SHARE CLASS     PERCENTAGE OWNED

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Wachovia Brokerage Services Money Market Fund         Investment      94.49%
--------------------------- Tax Free Money Market     Investment      100.00%
                            Fund                      Investment      95.88%
                            U.S. Treasury Money
                            Market Fund

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Wachovia Bank, N.A.         Money Market Fund         Institutional   100.00%
                            Tax  Free  Money   Market Institutional   100.00%
                            Fund                      Institutional   100.00%
                            U.S.    Treasury    Money Institutional   100.00%
                            Market Fund
                            Prime   Cash   Management
                            Fund
---------------------------------------------------------------------------------------

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

=======================================================================================

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, the Funds will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

=======================================================================================

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a
Trustee from the Trust as part of the Fund Complex for the most recent fiscal year. Each of the Trustees and officers listed below holds an identical position with The Wachovia Municipal Funds, another investment company. The Wachovia
Funds are comprised of fourteen Funds and The Wachovia Municipal Funds are comprised of four funds, together they form the Fund Complex.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. As of January 4, 2000, the Funds'
Board and Officers as a group owned less than 1% of the Funds' outstanding
Shares. An ^ denotes retiring as a member of the Board of Trustees on February
23, 2000.

------------------------------------------------------------------------  --------------
         NAME                    OCCUPATIONS FOR PAST 5 YEARS               AGGREGATE
-----------------------                                                   COMPENSATION
       BIRTHDATE                                                            FROM FUND
        ADDRESS                                                              COMPLEX

 POSITION WITH TRUSTS

------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
JAMES A. HANLEY Retired; Vice President and Treasurer, Abbott $33,200 August 13,
1931 Laboratories (health care products) (until 4272 Sanctuary Way 1992).

Bonita Springs, FL
Trustee

------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
SAMUEL E. HUDGINS       Hudgins Consulting, LLC (independent              $33,200
March 4, 1929           consultant); President, Percival Hudgins &
715  Whitemere   Court, Company, LLC (investment bankers/financial
N.W.                    consultants) (until September 1997); Director,
Atlanta, GA             Atlantic American Corporation (insurance
Trustee                 holding company).
------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
J. BERKELY INGRAM, JR.^ Real estate investor and partner; formerly,       $26,000
April 17, 1924          Vice Chairman, Massachusetts Mutual Life
114-L Reynolda Village  Insurance Company.
Winston-Salem, NC
Trustee

------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
D. DEAN KAYLOR          Retired; Executive Vice President and Chief       $26,000
June 29, 1930           Financial Officer, NBD Bank, N.A. and NBD
2835 Greenbriar         Bancorp, Inc. (bank and bank holding company)
Harbor Springs, MI      (until 1990).
Trustee

------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
ALVIN J. SCHEXNIDER,    Director, Office of Health Policy Development,    $26,000
PH.D.                   Wake Forest University School of Medicine
May 26, 1945            (since February 2000); Chancellor,
3174 Turkey Hill Road   Winston-Salem State University (1996 to
Winston-Salem, NC 27106 January 2000); Formerly, Vice Provost,
Trustee                 Virginia Commonwealth University (1987 to
                        1996).

------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
CHARLES S. WAY, JR.*    President and CEO, The Beach Company and its      $26,000
December 18, 1937 various affiliated companies and partnerships.

211 King Street
Suite 300
Charleston, SC
Trustee

------------------------------------------------------------------------  --------------

------------------------------------------------------------------------  --------------
JOHN W. MCGONIGLE       Executive Vice President and Secretary of the     $0
October 26, 1938        Federated Fund Complex; Executive Vice
Federated     Investors President, Secretary and Director, Federated
Tower                   Investors, Inc.; Trustee, Federated Investment
Pittsburgh, PA          Management Company and Federated Investment
President and Treasurer Counseling; Director, Federated Global
                        Investment Management Corp, Federated Services

                     Company and Federated Securities Corp.

------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
CHARLES L. DAVIS, JR.   Vice President, Federated Services Company.       $0
March 23, 1960
Federated     Investors
Tower
Pittsburgh, PA
Vice    President   and
Assistant Treasurer

------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
PETER J. GERMAIN        Senior Vice  President  and  Director of Mutual   $0
September 3, 1959       Funds  Services,  Federated  Services  Company;
Federated     Investors formerly,  Senior Corporate Counsel,  Federated
Tower                   Services Company.
Pittsburgh, PA
Secretary
------------------------------------------------------------------------  --------------

INVESTMENT ADVISER

The Adviser, Wachovia Asset Management, conducts investment research and makes investment decisions for the Funds. The Adviser is a business unit of Wachovia
Bank, N.A.

The Adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated Investors, Inc.,
(Federated) provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds.
Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of The Wachovia Funds and The Wachovia
Municipal Funds (excluding Wachovia Prime Cash Management Fund) as specified below:

             MAXIMUM                      AVERAGE AGGREGATE DAILY NET

          ADMINISTRATIVE FEE                 ASSETS OF THE FUNDS
          ------------------                 -------------------
            .10 of 1%                        on the first $3.5 billion
            .06 of 1%                        on $3.5 billion to $5.0 billion
            .04 of 1%                        on $5.0 billion to $10 billion
            .03 of 1%                        on $10.0 billion to $20.0 billion
            .02 of 1%                        on assets in excess of $20.0 billion

Federated Services Company provides these services for an annual fee equal to
 .05 of 1% of the Wachovia Prime Cash Management Fund's average daily net assets.

CUSTODIAN

Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the Funds. Under the Custodian Agreement, the Custodian holds the Funds'
portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays the Custodian an annual fee based upon the average daily net assets of each Fund and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

INDEPENDENT AUDITORS

The independent auditors for the Funds, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

--------------------------------------------------------------------------------
FUND                 ADVISORY FEE PAID/      ADMINISTRATIVE FEE PAID  12B-1
                     ADVISORY FEE WAIVED        ADMINISTRATIVE FEE    FEE PAID
                                                      WAIVED

                                             -----------------------------------
                 ---------------------------------------------------------------
                  FOR THE FISCAL YEAR ENDED    FOR THE FISCAL YEAR    FOR THE
                        NOVEMBER 30,                  ENDED           FISCAL
                                                   NOVEMBER 30,       YEAR

                                                                           ENDED

                 -----------------------------------------------------
                 -----------------------------------------------------
                   1999     1998     1997     1999     1998    1997   NOVEMBER
                                                                        30, 1999

--------------------------------------------------------------------------------
MONEY MARKET     $4,298,57$2,852,31$2,133,189$715,029$538,074 $357,303$2,204,402
FUND             $2,031,49$1,483,24$1,207,652$0      $0       $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PRIME CASH       $5,565,47$5,235,53$4,057,063$927,578$853,922 $1,132,1N/A
MANAGEMENT FUND  $3,551,92$3,308,31$2,841,827$0      $0       $383,724
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. TREASURY    $3,415,56$3,390,86$3,023,600$573,461$641,336 $507,009$789,762
FUND             $2,576,07$2,669,81$2,489,781$0      $0       $0
                                                                      ----------
--------------------------------------------------------------------------------
TAX-FREE FUND    $2,104,65$1,878,12$1,318,455$353,303$353,629 $220,229$606,130
                 $1,626,09$1,562,98$1,185,295$0      $0       $0
--------------------------------------------------------------------------------

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees which are borne only by the applicable
Class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

=======================================================================================

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares'
expenses; and various other factors.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

YIELD

Each Fund calculates its yield for both classes of Shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

      determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;

      dividing  the net change in the  account's  value by the value of the  account at the beginning of the base period to determine the base period return; and
      multiplying the base period return by (365/7).

EFFECTIVE YIELD

The Funds' effective yield for both classes of Shares is computed by compounding the unannualized base period return by:

      adding 1 to the base period return;
      raising the sum to the 365/7th power; and
o     subtracting 1 from the result.

---------------------------------------------------------------------------
FUND                               YIELD              EFFECTIVE YIELD
                           for the 7-day period     for the 7-day period
                          ended November 30, 1999 ended November 30, 1999
                          -------------------------------------------------
                          -------------------------------------------------
                          INSTITUTIONAINVESTMENT  INSTITUTIONALINVESTMENT
                            SHARES      SHARES       SHARES      SHARES

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Money Market Fund            5.39%       4.99%       5.54%        5.12%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Prime   Cash   Management    5.55%        N/A        5.70%         N/A
Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
U.S. Treasury Fund           5.32%       4.92%       5.04%        5.46%
---------------------------------------------------------------------------
Tax-Free Fund                3.44%       3.04%       3.50%        3.09%
---------------------------------------------------------------------------

TAX-EQUIVALENT YIELD-TAX-FREE FUND

The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The tax-equivalent yields for the Tax-Free Money Market Fund's Institutional
Shares and Investment Shares for the seven-day period ended November 30, 1999 were 5.70% and 5.03%, respectively.

TAX EQUIVALENCY TABLE-TAX-FREE FUND

Set forth below is the sample tax-equivalency table that may be used in advertising and sales literature. The table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of a Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE

TAXABLE YIELD EQUIVALENT FOR 2000 MULTI-STATE MUNICIPAL FUND

FEDERAL INCOME TAX         15.00%      28.00%      31.00%      36.00%     39.60%
BRACKET:
Joint Return              $1-43,85$43,851-105,$105,951-161,$161,451-288Over
                                                                         288,350

Single Return             $1-26,25$26,251-63,5$63,551-132,6$132,601-288Over
                                                                         288,350

TAX EXEMPT YIELD:         TAXABLE YIELD EQUIVALENT:

1.00%                       1.18%       1.39%       1.45%       1.56%      1.66%
1.50%                       1.76%       2.08%       2.17%       2.34%      2.48%
2.00%                       2.35%       2.78%       2.90%       3.13%      3.31%
2.50%                       2.94%       3.47%       3.62%       3.91%      4.14%
3.00%                       3.53%       4.17%       4.35%       4.69%      4.97%
3.50%                       4.12%       4.86%       5.07%       5.47%      5.79%
4.00%                       4.71%       5.56%       5.80%       6.25%      6.62%
4.50%                       5.29%       6.25%       6.52%       7.03%      7.45%
5.00%                       5.88%       6.94%       7.25%       7.81%      8.28%
5.50%                       6.47%       7.64%       7.97%       8.59%      9.11%
6.00%                       7.06%       8.33%       8.70%       9.38%      9.93%
6.50%                       7.65%       9.03%       9.42%      10.16%     10.76%
7.00%                       8.24%       9.72%      10.14%      10.94%     11.59%
7.50%                       8.82%      10.42%      10.87%      11.72%     12.42%
8.00%                       9.41%      11.11%      11.59%      12.50%     13.25%
8.50%                      10.00%      11.81%      12.32%      13.28%     14.07%
9.00%                      10.59%      12.50%      13.04%      14.06%     14.90%
NOTE:  THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE
TAXABLE YIELD EQUIVALENT.
---------------------------------------------------------------------------------------
PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o     references to ratings,  rankings,  and financial  publications and/or performance comparisons of Shares to certain indices;
o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o     information  about the mutual fund industry  from sources such as the  Investment
   Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

      LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any.
   From time to time, the Fund will quote its Lipper ranking in the
   "institutional tax exempt money market funds" and "tax exempt money market funds" categories in advertising and sales literature.

      SALOMON BROTHERS SIX-MONTH PRIME MUNI NOTEs is an index of selected municipal notes, maturing in six months, whose yields are chosen as representative of this market. Calculations are made weekly and monthly.

      SALOMON BROTHERS  ONE-MONTH  TAX-EXEMPT  COMMERCIAL PAPER is an index of selected tax-exempt  commercial paper issues,  maturing in one month, whose yields are chosen as  representative  of this  particular  market.  Calculations  are made  weekly and monthly. Ehrlich-Bober & Co., Inc. also tracks this Salomon Brothers index.

      MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective)
   yield. From time to time, the Funds will quote its MONEY ranking in advertising and sales literature.

o  IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and, through its MONEY MARKET INSIGHT publication, reports monthly and 12-month-to-date investment results for the same money funds.

      BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are averages of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

FINANCIAL INFORMATION

=======================================================================================

The Financial Statements for the Funds for the fiscal year ended November
30,1999 are incorporated herein by reference to the Annual Reports to
Shareholders of the Funds dated November 30, 1999.

INVESTMENT RATINGS

=======================================================================================

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions.

C -- The rating "C" is reserved for income bonds on which no interest is being paid.

D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE CORPORATE BOND RATING

AAA--Bonds which are rated "AAA" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated "AA" are judged to be of high quality by all standards. Together with the "AAA" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "AAA"
securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA--Bonds which are rated "BAA" are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are "BA" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds which are rated "CAA" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated "CA" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "AA" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3--Issues carrying this designation have adequate capacity for timely payment.
They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATING DEFINITIONS

PRIME-1--Issuers rated "PRIME-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "PRIME-1"
repayment capacity will normally be evidenced by many of the following characteristics:

o     Leading market positions in well-established industries;
o     High rates of return on funds employed;
o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;
o     Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or
o           Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated "PRIME-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S MUNICIPAL BOND RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC--Debt rated "BB," "B," "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these outweighed by large uncertainties of major risk exposure to adverse conditions.

C--The rating "C" is reversed for income bonds on which no interest is being paid.

D--Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

STANDARD & POOR'S MUNICIPAL NOTE RATINGS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE MUNICIPAL BOND RATINGS

AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa"
securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA--Bonds which are rated "Baa" are considered as medium grade obligations,
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MOODY'S INVESTORS SERVICE SHORT-TERM DEBT RATINGS

PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well established industries;
o     High rates of return on funds employed;
o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;
o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
o           Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3--Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

NOT PRIME--Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

MOODY'S INVESTORS SERVICE SHORT TERM LOAN RATINGS

MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

=======================================================================================

ADDRESSES

=======================================================================================

THE WACHOVIA FUNDS

Institutional Shares and Investment Shares      101 Greystone Boulevard
                                       SC-9215
                                       Columbia, SC 29226

---------------------------------------------------------------------------------------

Distributor

FEDERATED SECURITIES CORP.             Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, PA 15222-3779

---------------------------------------------------------------------------------------

Investment Adviser

WACHOVIA ASSET MANAGEMENT              100 North Main Street
                                       Winston-Salem, NC 27101

---------------------------------------------------------------------------------------

Custodian

WACHOVIA BANK, N.A.                    100 North Main Street
                                       Winston-Salem, NC 27101

Transfer Agent and Dividend Disbursing Agent

FEDERATED SHAREHOLDER SERVICES COMPANY Federated Investors Tower

                                       1001 Liberty Avenue
                                       Pittsburgh, PA 15222-3779

---------------------------------------------------------------------------------------

Independent Auditors

ERNST & YOUNG LLP                      200 Clarendon Street
                                       Boston, MA 02116

---------------------------------------------------------------------------------------

APPENDIX

Note: The cover page graphic references refer to artwork on this page.

1. The following bar chart appears on page1 of the Institutional Shares prospectus:

"The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Prime Cash Management Fund as of the calendar year-end for each of six years.

The "y" axis reflects the "% Total Return" beginning with 0% and increasing in increments of 2% up to 6%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: 4.24%, 5.96%, 5.42%, 5.57%, 5.49%, and
5.11%."

2. The following bar chart appears on page 2 of the Institutional Shares prospectus:

"The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Tax-Free Money Market Fund as of the calendar year-end for each of seven years.

The "y" axis reflects the "% Total Return" beginning with 0% and increasing in increments of 1% up to 4%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999. The percentages noted are:

2.25%, 2.54%, 3.60%, 3.23%, 3.40%, 3.24%, and 3.03%."

3. The following bar chart appears on page 3 of the Institutional Shares prospectus:

"The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia U.S. Treasury Money Market Fund as of the
calendar year-end for each of seven years.

The "y" axis reflects the "% Total Return" beginning with 0% and increasing in increments of 2% up to 6%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999. The percentages noted are:

2.89%, 3.90%, 5.68%, 5.17%, 5.32%, 5.18%, and 4.81%."

4. The following bar chart appears on page 1 of the Investment Shares prospectus:

"The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Money Market Fund as of the calendar year-end for each of seven years.

The "y" axis reflects the "% Total Return" beginning with 0% and increasing in increments of 1% up to 6%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999. The percentages noted are:

2.72%, 3.67%, 5.39%, 4.81%, 4.97%, 4.86%, and 4.50%."

5. The following bar chart appears on page 2 of the Investment Shares prospectus:

"The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Tax-Free Money Market Fund as of the calendar year-end for each of seven years.

The "y" axis reflects the "% Total Return" beginning with 0% and increasing in increments of 1% up to 4%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999. The percentages noted are:

1.94%, 2.24%, 3.25%, 2.82%, 2.99%, 2.83%, and 2.62%."

6. The following bar chart appears on page 3 of the Investment Shares prospectus:

"The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia U.S. Treasury Money Market Fund as of the
calendar year-end for each of six years.

The "y" axis reflects the "% Total Return" beginning with 0% and increasing in increments of 1% up to 6%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: 3.59%, 5.32%, 4.75%, 4.90%, 4.76%, and
4.39%."